Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Schedule of effect on the consolidated statement of financial position, income and cash flows

Effect on the consolidated statement of financial position as at December 31, 2018

	In accordance with the previous policy	Change	In accordance with IFRS 16
	NIS	NIS	NIS
Other receivables	321	(52)	269
Property, plant and equipment	6,315	(2)	6,313
Intangible assets	4,228	(1)	4,227
Right-of-use assets	-	1,504	1,504
Trade and other payables	1,791	(89)	1,702
Current lease rights liabilities	-	445	445
Non-current lease rights liabilities	-	1,106	1,106
Equity attributable to shareholders	232	(4)	228
Non-controlling interests	545	(9)	536

Effect on the consolidated statement of income for 2018

	In accordance with the previous policy	Change	In accordance with IFRS 16
	NIS	NIS	NIS
General and operating expenses	3,806	(412)	3,394
Depreciation and amortization	1,988	399	2,387
Impairment losses	2,291	3	2,294
Operating loss	(1,394)	10	(1,384)
Financing expenses net	505	26	531
Loss after financing expenses	(1,899)	(16)	(1,915)
Loss before income tax	(1,902)	(16)	(1,918)
Income tax expenses	(56)	(3)	(59)
Loss for the period	(1,846)	(13)	(1,859)
Loss attributable to shareholders of the company	(1,025)	(4)	(1,029)
Loss attribute to non-controlling interests	(821)	(9)	(830)

Effect on the consolidated statement of cash flows for 2018

	In accordance with the previous policy	Change	In accordance with IFRS 16
	NIS	NIS	NIS
Net cash from operating activities	3,089	397	3,486
Net cash used in investing activities	(2,643)	25	(2,618)
Net cash used for financing activities	(1,728)	(422)	(2,150)

Initial application of IFRS 15, Revenue from Contracts with Customers [Member]
Statement Line Items [Line Items]
Schedule of effect on the consolidated statement of financial position, income and cash flows

Effect on the consolidated statement of financial position of the Group as at December 31, 2017:

	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	4	111	115
Equity attributable to shareholders of the Company	1,224	22	1,246
Non-controlling interests	1,778	62	1,840
Total equity	3,002	84	3,086

Effect on the consolidated cash flows statement of the Group for 2017:

	Year ended December 31, 2017
	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
Net cash from operating activities	3,322	165	3,487
Net cash used in investing activities	(963)	(165)	(1,128)

Effect on the consolidated statement of income of the Group for 2017:

	Year ended December 31, 2017
	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
General and operating expenses	4,037	(131)	3,906
Salaries	2,041	(34)	2,007
Depreciation and amortization expenses	2,063	54	2,117
Operating profit	1,499	111	1,610
Profit after financing expenses	982	111	1,093
Profit before income tax	977	111	1,088
Income tax	320	27	347
Net profit for the period	657	84	741
Profit attributable to shareholders of the Company	56	22	78
Profit attributable to non-controlling interests	601	62	663
Earnings per share (Basic and Diluted)	1.88	0.74	2.62